Balance Sheets (Parenthetical) (USD $)	Apr. 01, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock Par Value		$ 0.0001	$ 0.0001
Common Stock Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common Stock Shares Issued		35,142,000	13,673,000
Common Stock Shares Outstanding		35,142,000	13,673,000